Subsequent Events	12 Months Ended
Apr. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 14 – Subsequent events

On May 13, 2024, the Company announced its plan to change the ratio of its American Depositary Shares (“ADSs”) to its ordinary shares, no par value (“ordinary shares”) from one (1) ADS representing one (1) ordinary share to one (1) ADS representing five (5) ordinary shares. For the Company’s ADS holders, the change in the ADS ratio has the same effect as a one-for-five reverse ADS split and has no impact on an ADS holder’s proportional equity interest in the Company. The ratio changes on the ADS trading price on the Nasdaq Capital Market became effective as of the opening of trading on May 16, 2024 (U.S. Eastern Time).

On August 12, 2024, allocated share options of 1,960,000 units under the 2019 Trust-Type Plan were cancelled without a concurrent grant of replacement share options or other valuable consideration because the Company’s share price calculated based on ordinary shares fell below JPY50, which is one of the conditions of cancellation stipulated in the 2019 Trust-Type Plan agreement. As those options were fully vested as of April 30, 2024, no additional compensation costs will be recorded upon cancellation in accordance with ASC 718-20-35-9.

The Company has assessed all events from April 30, 2024 up through August 26, 2024, which is the date that these financial statements are available to be issued, and, except as disclosed above, there are not any material subsequent events that require disclosure in these financial statements.